Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002

Dear Shareholder:
The 12-month period ended July 31, 2002 was a challenging one for the equity markets. When the period began, the economy was slowing dramatically. Slow growth turned to negative growth during the third quarter of 2001. Partly as a result of the September 11 terrorist attacks, the nation's gross domestic product fell 1.3 percent between July and September last year.

With the economy in decline, investors wondered how companies would sustain their earnings growth going forward. Stocks plunged for a time, though they bounced back impressively as value seekers searched for attractive opportunities. Unfortunately, the market rebound was short-lived. Disappointing first-quarter 2002 earnings reports sent markets sharply lower, as did a steady stream of accounting scandals -- beginning with Enron and concluding with WorldCom during the last week of the reporting period. By then, stock valuations were barely higher than in the weeks after September 11.

What made the market decline especially unusual was that it took place amid a strong economic recovery. By the end of last year, the Federal Reserve Board lowered the federal funds rate to 1.75 percent -- a 40-year low -- to attempt to spur economic growth. Businesses generally remained reluctant to spend, but consumers did not. Even when the economy was at its slowest, consumer spending remained surprisingly robust. Thanks largely to this strength, the economy grew by 6.1 percent, its fastest pace in more than two years, during the first quarter of 2002. However, economic growth declined in the second quarter, falling to a 1.1 percent annual growth rate.

Performance
For the 12-month period ended July 31, 2002, Morgan Stanley Strategist Fund's Class B shares posted a total return of -16.77 percent compared to a return of -23.61 percent for the Standard & Poor's 500 Index (S&P 500) and 6.89 percent for the Lehman Brothers Government/Credit Bond Index. The Fund's Class A, C and D shares returned -16.14 percent, -16.70 percent and -15.94 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the performance of the Fund to that of the S&P 500 and Lehman indexes.

Portfolio Strategy
The Fund is a fully flexible mutual fund, a characteristic that enables its portfolio management team to shift the Fund's assets among many investment opportunities. The Fund is managed utilizing a "top down" approach that begins with first analyzing the global macroeconomic backdrop, then with further study of broad regional trends to determine the U.S. economy's progress vis-a-vis other countries around the globe.

Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002 CONTINUED

We then focus on four primary factors in our analysis: interest rates and the Federal Reserve Board's current policy; inflation trends, including both levels and rates of change; corporate profitability; and currency valuations throughout many regions.

A second, more qualitative process then broadens the analysis to determine which individual sectors and industries tend to perform best in similar historical periods, providing the source of the Fund's portfolio components. Individual holdings are then selected to supply the exposure desired to the asset classes of choice.

After maintaining a defensive asset allocation stance throughout calendar year 2001, increasingly attractive valuations in the equity market, massive liquidity from the Federal Reserve and other cyclical factors led the Fund's management team to take an initial step toward reestablishing full exposure to the equity markets. This first shift, executed in December 2001, was far less aggressive than previous ones and was tempered by the risks related partially to the war on terrorism and other geopolitical uncertainties. In addition, the capital spending cycle, often associated with economic recoveries, appeared less robust as we emerged from 2001's recession.

Our analysis further demonstrated that shareholders could potentially benefit from a greater exposure to commodity-based companies and smokestack industries because of these sectors' attractive valuations and their historic propensity for performing well in the early stages of an economic recovery. At the same time, our analysis indicated that bond-market rallies had been tied more to short-term risks than long-term fundamentals. A strengthening economy and a return to budget deficits would, in our view, hurt fixed-income valuations for the most part in 2002. Our analysis resulted in an increase in our equity exposure and a subsequent decrease in our fixed-income allocation, while our cash reserve remained unchanged. By the end of July, the Fund held 65 percent of its assets in equities, 20 percent in fixed-income investments and 15 percent in cash reserves.

Morgan Stanley Strategist Fund: Asset Allocation Summary*

                                     Equities  Fixed Income    Cash
                                     --------  ------------  --------
December 31, 2000..................      55%          20%       25%
April 24, 2001.....................      55%          30%       15%
December 4, 2001...................      65%          20%       15%
Neutral Benchmark..................      55%          35%       10%

* Dates shown reflect the day the Fund's asset allocation target was changed. The Fund's portfolio was adjusted subsequently.

Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002 CONTINUED

As 2002 unfolded further, the unforeseen escalation of accounting scandals, poor earnings visibility and U.S. dollar weakness pressured equity prices to five-year lows, while bonds continued to rally as a safe-haven investment. On the surface, our December 2001 asset allocation shift might appear premature, and certainly our early move away from the bond market was a bit early. But our equity allocation, featuring a barbell strategy in early cycle industries and consumer staples, outperformed the S&P 500 during the period. With first-half gross domestic product growing by about 4 percent, many companies were caught short on inventories and forced commodity prices higher as orders accelerated. Steel, copper, wood products and chemical prices all moved higher, taking related stock prices with them. Meanwhile, investors seeking more stable investment opportunities migrated to food and personal-care companies. With underweightings in technology, utilities and pharmaceuticals, the Fund's equity allocation held up reasonably well, considering the declines that many sectors suffered in the first half of calendar 2002.

Within the equity portfolio, the largest sector exposures versus the S&P 500 included basic materials, industrials and consumer discretionary issues. On
July 31, 2002, the Fund's key holdings were Lockheed Martin, Raytheon, Bed
Bath & Beyond, Nucor, Maytag, Phillips Petroleum, CR Bard, Barrick Gold and Ford Motor.

The Fund's fixed-income allocation is well diversified among 89 issues, with 41 percent held in corporate debt, 12 percent in mortgages and 47 percent in government paper. The portfolio's average maturity was 9.2 years, its average duration 5.34 years. The average yield was 5.51 percent.

Looking Ahead
With the bear market in global equities now closing in on its third year, we look forward to the balance of 2002 and beyond opportunistically. On the economic front, it appears that the United States is showing signs of recovering slowly from the wake of excessive spending tied to the Internet euphoria and Y2K hype of the late 1990s. While we do not foresee earnings and revenue growth reminiscent of the late 1990s boom period, we expect that positive earnings surprises could begin to permeate the universe of companies controlling expenses and providing both unique and attractive products and services.

While international event risk has not diminished in the post-September 11 environment, actions being taken by the United States and governments abroad appear to be achieving their goals. Over time, we expect that investor concerns should diminish, and the rotation back from hard assets such as real estate to long-dated financial assets like stocks and bonds should carry valuations higher.

Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Strategist Fund
FUND PERFORMANCE / / JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B
($ in Thousands)

              FUND     S&P 500(4)  LEHMAN(5)
July 1992     $10,000     $10,000    $10,000
July 1993     $10,759     $10,873    $11,103
July 1994     $11,139     $11,434    $11,089
July 1995     $12,927     $14,419    $12,211
July 1996     $14,410     $16,808    $12,859
July 1997     $18,695     $25,568    $14,247
July 1998     $21,082     $30,502    $15,396
July 1999     $23,027     $36,663    $15,755
July 2000     $25,972     $39,952    $16,656
July 2001     $24,143     $34,224    $18,772
July 2002  $20,093(3)     $26,143    $20,065

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                             Average Annual Total Returns -- Period Ended July 31, 2002
   ---------------------------------------------------------------------------------------------------------------
                      Class A Shares*                                          Class B Shares**
   -----------------------------------------------------     -----------------------------------------------------
   1 Year                     (16.14)%(1)     (20.54)%(2)    1 Year                     (16.77)%(1)     (20.89)%(2)
   5 Years                      2.18(1)         1.09(2)      5 Years                      1.45(1)         1.18(2)
   Since Inception (7/28/97)    2.56(1)         1.47(2)      10 Years                     7.23(1)         7.23(2)

                      Class C Shares+                                         Class D Shares++
   -----------------------------------------------------      -------------------------------------------------
   1 Year                     (16.70)%(1)     (17.53)%(2)     1 Year                                 (15.94)%(1)
   5 Years                      1.42(1)         1.42(2)       5 Years                                  2.42(1)
   Since Inception (7/28/97)    1.80(1)         1.80(2)       Since Inception (7/28/97)                2.80(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2002.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (68.1%)
           AEROSPACE & DEFENSE (4.2%)
 491,200   Lockheed Martin Corp....................  $   31,490,832
 800,000   Raytheon Co.............................      26,064,000
                                                     --------------
                                                         57,554,832
                                                     --------------
           AGRICULTURAL COMMODITIES/MILLING (1.2%)
1,400,000  Archer-Daniels-Midland Co...............      16,380,000
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (1.2%)
1,000,000  Gap, Inc. (The).........................      12,150,000
 310,000   Genesco Inc.............................       4,696,500
                                                     --------------
                                                         16,846,500
                                                     --------------
           AUTO PARTS: O.E.M. (0.6%)
 900,000   Delphi Corp.............................       8,964,000
                                                     --------------
           BIOTECHNOLOGY (2.5%)
 700,000   Celgene Corp.*..........................      12,019,000
 472,500   Enzon, Inc.*............................      10,678,500
 700,000   Human Genome Sciences, Inc.*............      12,124,000
                                                     --------------
                                                         34,821,500
                                                     --------------
           COMPUTER COMMUNICATIONS (3.0%)
 800,000   Brocade Communications
            Systems, Inc.*.........................      15,000,000
2,000,000  Cisco Systems, Inc.*....................      26,380,000
                                                     --------------
                                                         41,380,000
                                                     --------------
           COMPUTER PROCESSING HARDWARE (3.3%)
1,000,000  Apple Computer, Inc.*...................      15,260,000
 500,000   Dell Computer Corp.*....................      12,465,000
 180,000   International Business Machines Corp....      12,672,000
1,250,000  Sun Microsystems, Inc.*.................       4,900,000
                                                     --------------
                                                         45,297,000
                                                     --------------
           CONTRACT DRILLING (0.8%)
 500,000   Diamond Offshore Drilling, Inc..........      11,700,000
                                                     --------------
           DISCOUNT STORES (1.1%)
 420,040   Costco Wholesale Corp.*.................      14,646,795
                                                     --------------
           ELECTRICAL PRODUCTS (1.1%)
 300,000   Emerson Electric Co.....................      15,285,000
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           ELECTRONICS/APPLIANCES (1.5%)
  60,000   Maytag Corp.............................  $    1,987,800
 400,000   Sony Corp. (ADR) (Japan)................      18,132,000
                                                     --------------
                                                         20,119,800
                                                     --------------
           ENVIRONMENTAL SERVICES (2.5%)
 537,000   Waste Connections, Inc.*................      17,339,730
 730,000   Waste Management, Inc...................      17,279,100
                                                     --------------
                                                         34,618,830
                                                     --------------
           FINANCIAL CONGLOMERATES (2.9%)
 330,000   American Express Co.....................      11,635,800
 340,000   Citigroup, Inc..........................      11,403,600
 530,000   Hancock (John) Financial
            Services, Inc..........................      17,543,000
                                                     --------------
                                                         40,582,400
                                                     --------------
           FOOD RETAIL (0.8%)
 260,000   Whole Foods Market, Inc.*...............      11,406,200
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.5%)
 562,000   Kellogg Co..............................      19,355,280
                                                     --------------
           FOOD: MEAT/FISH/DAIRY (1.5%)
 577,880   Dean Foods Co.*.........................      19,266,519
                                                     --------------
           INTEGRATED OIL (1.4%)
 385,000   Phillips Petroleum Co...................      19,923,750
                                                     --------------
           INTERNET RETAIL (0.7%)
 700,000   Amazon.com, Inc.*.......................      10,121,300
                                                     --------------
           INVESTMENT BANKS/BROKERS (1.6%)
1,052,000  eSPEED, Inc (Class A)*..................       8,521,200
 400,000   Merrill Lynch & Co., Inc................      14,260,000
                                                     --------------
                                                         22,781,200
                                                     --------------
           MANAGED HEALTH CARE (3.3%)
 445,000   Oxford Health Plans, Inc.*..............      19,143,900
 160,000   UnitedHealth Group Inc..................      14,025,600
 170,000   Wellpoint Health Networks, Inc.*........      12,155,000
                                                     --------------
                                                         45,324,500
                                                     --------------
           MEDIA CONGLOMERATES (0.9%)
1,100,000  AOL Time Warner Inc.*...................      12,650,000
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MEDICAL SPECIALTIES (2.7%)
 400,000   Bard (C.R.), Inc........................  $   21,628,000
 414,000   Baxter International, Inc.*.............      16,522,740
                                                     --------------
                                                         38,150,740
                                                     --------------
           MOTOR VEHICLES (2.1%)
1,200,000  Ford Motor Co...........................      16,164,000
 650,000   Honda Motor Co., Ltd. (ADR) (Japan).....      13,650,000
                                                     --------------
                                                         29,814,000
                                                     --------------
           MULTI-LINE INSURANCE (0.6%)
 120,937   American International Group, Inc.......       7,730,293
                                                     --------------
           OIL & GAS PRODUCTION (1.3%)
 393,000   Kerr-McGee Corp.........................      18,380,610
                                                     --------------
           OILFIELD SERVICES/EQUIPMENT (1.4%)
 608,000   Smith International, Inc.*..............      19,218,880
                                                     --------------
           OTHER METALS/MINERALS (1.0%)
 420,000   Phelps Dodge Corp.*.....................      14,355,600
                                                     --------------
           PACKAGED SOFTWARE (0.9%)
 250,000   Microsoft Corp.*........................      11,995,000
                                                     --------------
           PHARMACEUTICALS: MAJOR (3.4%)
 197,000   Lilly (Eli) & Co........................      11,508,740
 886,000   Schering-Plough Corp....................      22,593,000
 341,000   Wyeth, Inc..............................      13,605,900
                                                     --------------
                                                         47,707,640
                                                     --------------
           PRECIOUS METALS (4.4%)
1,485,000  Barrick Gold Corp. (Canada).............      22,750,200
 833,000   Newmont Mining Corp Holding Co..........      20,325,200
2,183,000  Placer Dome Inc. (Canada)...............      18,271,710
                                                     --------------
                                                         61,347,110
                                                     --------------
           PROPERTY - CASUALTY INSURERS (2.1%)
 440,000   ACE, Ltd. (Bermuda).....................      13,934,800
 400,000   Allstate Corp. (The)....................      15,204,000
                                                     --------------
                                                         29,138,800
                                                     --------------
           PULP & PAPER (0.4%)
 190,000   Boise Cascade Corp......................       5,508,100
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           RAILROADS (1.7%)
 450,000   Burlington Northern Santa Fe Corp.......  $   13,239,000
 300,000   CSX Corp................................      10,371,000
                                                     --------------
                                                         23,610,000
                                                     --------------
           SEMICONDUCTORS (1.4%)
1,000,000  Intel Corp..............................      18,790,000
                                                     --------------
           SPECIALTY STORES (1.2%)
 541,440   Bed Bath & Beyond, Inc.*................      16,784,640
                                                     --------------
           STEEL (2.6%)
 350,000   Nucor Corp..............................      19,540,500
1,010,000  United States Steel Corp................      16,816,500
                                                     --------------
                                                         36,357,000
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (1.5%)
 500,000   Motorola, Inc...........................       5,800,000
1,250,000  Nokia Corp. (ADR) (Finland).............      15,500,000
                                                     --------------
                                                         21,300,000
                                                     --------------
           TOBACCO (1.4%)
 368,500   R. J. Reynolds Tobacco
            Holdings, Inc..........................      20,131,155
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.4%)
 180,000   Cummins Inc.............................       5,814,000
                                                     --------------
           Total Common Stocks
            (COST $955,682,768)....................     945,158,974
                                                     --------------

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE
---------                                   ----         ----

           Corporate Bonds (7.4%)
           AEROSPACE & DEFENSE (0.4%)
$    875   Lockheed Martin Corp..........  7.75 %      05/01/26             971,000
   2,145   Raytheon Co...................  6.15        11/01/08           2,219,933
   2,592   Systems 2001 Asset Trust -
            144A**.......................  6.664       09/15/13           2,799,200
                                                                      -------------
                                                                          5,990,133
                                                                      -------------
           AIRLINES (0.4%)
   2,540   American West Airlines -
            144A**.......................  7.10        04/02/21           2,611,040
   2,586   Continental Airlines, Inc.....  6.90        01/02/18           2,434,156
     575   Southwest Airlines Co.........  5.496       11/01/06             591,050
                                                                      -------------
                                                                          5,636,246
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE            VALUE

-----------------------------------------------------------------------------------

           BROADCASTING (0.0%)
$    610   Clear Channel
            Communications, Inc..........  7.65 %      09/15/10       $     574,202
                                                                      -------------
           CABLE/SATELLITE TV (0.1%)
   1,020   Comcast Cable Communications
            Inc..........................  8.375       05/01/07             978,260
     765   Comcast Cable Communications
            Inc..........................  6.75        01/30/11             661,485
     550   TCI Communications, Inc.......  7.875       02/15/26             432,274
                                                                      -------------
                                                                          2,072,019
                                                                      -------------
           COMPUTER PROCESSING HARDWARE (0.1%)
   1,020   Sun Microsystems Inc..........  7.65        08/15/09           1,054,280
                                                                      -------------
           DEPARTMENT STORES (0.2%)
     300   Federated Department
            Stores, Inc..................  6.625       09/01/08             320,753
   1,120   Federated Department
            Stores, Inc..................  6.90        04/01/29           1,091,913
   1,495   May Department Stores
            Co., Inc.....................  5.95        11/01/08           1,570,804
                                                                      -------------
                                                                          2,983,470
                                                                      -------------
           DRUGSTORE CHAINS (0.1%)
   1,505   CVS Corp......................  5.625       03/15/06           1,565,317
                                                                      -------------
           ELECTRICAL PRODUCTS (0.1%)
     750   Cooper Industries, Ltd. -
            144A**.......................  5.25        07/01/07             765,854
                                                                      -------------
           FINANCE/RENTAL/LEASING (0.9%)
   2,940   American General Finance
            Corp.........................  5.875       07/14/06           3,105,219
   4,400   Ford Motor Credit Corp........  7.375       10/28/09           4,390,038
   1,315   Household Finance Corp........  7.875       03/01/07           1,379,097
   1,635   MBNA America Bank N.A.........  6.50        06/20/06           1,689,437
     100   MBNA Capital I (Series A).....  8.278       12/01/26              92,385
                                                                      -------------
                                                                         10,656,176
                                                                      -------------
           FINANCIAL CONGLOMERATES (1.3%)
   3,000   AXA Financial Inc.............  6.50        04/01/08           3,208,167
     275   Boeing Capital Corp...........  6.10        03/01/11             285,621
     150   Boeing Capital Corp...........  5.80        01/15/13             150,628
   1,300   Citigroup Inc.................  6.00        02/21/12           1,322,807
     920   Chase Manhattan Corp..........  6.00        02/15/09             949,716
   2,365   General Electric Capital
            Corp.........................  6.75        03/15/32           2,356,162
   1,805   General Motors Acceptance
            Corp.........................  6.875       09/15/11           1,783,842
   1,805   General Motors Acceptance
            Corp.........................  8.00        11/01/31           1,798,065
     925   J.P. Morgan Chase & Co........  5.35        03/01/07             943,509
     305   J.P. Morgan Chase & Co........  6.625       03/15/12             317,728

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE            VALUE

-----------------------------------------------------------------------------------

$  2,320   Prudential Holdings, LLC
            (Series FSA).................  7.245%      12/18/23       $   2,482,006
   1,750   Prudential Holdings, LLC -
            144A**.......................  8.695       12/18/23           1,927,502
                                                                      -------------
                                                                         17,525,753
                                                                      -------------
           FOOD RETAIL (0.2%)
   2,635   Kroger Co.....................  6.80        04/01/11           2,802,852
                                                                      -------------
           FOREST PRODUCTS (0.0%)
     335   Weyerhaeuser Co. - 144A**.....  6.75        03/15/12             348,346
                                                                      -------------
           FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
   1,235   United Mexican States
            (Mexico).....................  7.50        01/14/12           1,219,562
     495   United Mexican States
            (Mexico).....................  8.30        08/15/31             458,370
                                                                      -------------
                                                                          1,677,932
                                                                      -------------
           GAS DISTRIBUTORS (0.2%)
     950   Consolidated Natural Gas
            Co...........................  6.25        11/01/11             961,847
     240   Nisource Finance Corp.........  7.875       11/15/10             154,888
     595   Ras Laffan Liquid Natural Gas
            Co. - 144A** (Qatar).........  8.294       03/15/14             633,675
                                                                      -------------
                                                                          1,750,410
                                                                      -------------
           HOME BUILDING (0.1%)
   1,305   Centex Corp...................  7.875       02/01/11           1,441,245
                                                                      -------------
           HOME FURNISHINGS (0.0%)
     360   Mohawk Industries, Inc. -
            144A**.......................  7.20        04/15/12             390,525
                                                                      -------------
           HOME IMPROVEMENT CHAINS (0.1%)
   1,750   Lowe's Companies, Inc.........  8.25        06/01/10           2,047,631
                                                                      -------------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
   1,950   Manor Care, Inc...............  8.00        03/01/08           1,945,125
   1,315   Tenet Healthcare Corp.........  6.875       11/15/31           1,246,111
                                                                      -------------
                                                                          3,191,236
                                                                      -------------
           HOTELS/RESORTS/CRUISELINES (0.2%)
     590   Hyatt Equities LLC - 144A**...  6.875       06/15/07             607,186
   1,830   Marriott International, Inc.
            (Series E)...................  7.00        01/15/08           1,970,366
                                                                      -------------
                                                                          2,577,552
                                                                      -------------
           INDUSTRIAL CONGLOMERATES (0.1%)
   1,240   United Technologies Corp......  6.10        05/15/12           1,318,459
                                                                      -------------
           INTEGRATED OIL (0.1%)
     925   Conoco Inc....................  6.95        04/15/29             958,146
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE            VALUE

-----------------------------------------------------------------------------------

           INVESTMENT BANKS/BROKERS (0.2%)
$  1,400   Goldman Sachs Group Inc.......  6.875%      01/15/11       $   1,469,695
   1,375   Goldman Sachs Group Inc.......  6.60        01/15/12           1,430,826
                                                                      -------------
                                                                          2,900,521
                                                                      -------------
           LIFE/HEALTH INSURANCE (0.5%)
   1,060   American General Corp.........  7.50        07/15/25           1,197,868
   1,490   John Hancock..................  7.375       02/15/24           1,559,108
     945   Metropolitan Life Insurance
            Co...........................  7.80        11/01/25           1,002,165
     590   Nationwide Mutual Insurance
            Co...........................  7.50        02/15/24             560,719
   1,090   Nationwide Mutual Insurance
            Co. - 144A**.................  8.25        12/01/31           1,092,193
   1,300   New England Mutual Life
            Insurance Co. (Series DTC)..   7.875       02/15/24           1,394,353
                                                                      -------------
                                                                          6,806,406
                                                                      -------------
           MAJOR BANKS (0.0%)
     180   Bank One Corp.................  6.00        02/17/09             186,698
                                                                      -------------
           MAJOR TELECOMMUNICATIONS (0.2%)
     565   ALLTEL Corp...................  7.00        07/01/12             575,164
   1,115   AT&T Corp. - 144A**...........  8.00        11/15/31             914,300
   1,795   GTE Corp......................  6.94        04/15/28           1,418,339
                                                                      -------------
                                                                          2,907,803
                                                                      -------------
           MANAGED HEALTH CARE (0.2%)
   1,725   Aetna, Inc....................  7.875       03/01/11           1,850,009
   1,060   Cigna Corp....................  6.375       10/15/11           1,103,719
     430   Wellpoint Health
            Network, Inc.................  6.375       06/15/06             461,770
                                                                      -------------
                                                                          3,415,498
                                                                      -------------
           MEDIA CONGLOMERATES (0.2%)
   4,000   News America
            Holdings, Inc................  7.75        12/01/45           3,433,296
                                                                      -------------
           MOTOR VEHICLES (0.1%)
   1,475   DaimlerChrysler North American
            Holdings Co..................  8.50        01/18/31           1,664,501
     325   Ford Motor Co.................  6.625       10/01/28             264,840
                                                                      -------------
                                                                          1,929,341
                                                                      -------------
           MULTI-LINE INSURANCE (0.3%)
   3,510   Farmers Exchange Capital -
            144A**.......................  7.05        07/15/28           2,578,702
   1,280   Hartford Financial Services
            Group, Inc...................  7.90        06/15/10           1,465,484
                                                                      -------------
                                                                          4,044,186
                                                                      -------------
           OIL & GAS PRODUCTION (0.0%)
     285   PEMEX Master Trust - 144A**...  8.625       02/01/22             270,750
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE            VALUE

-----------------------------------------------------------------------------------

           PROPERTY - CASUALTY INSURERS (0.2%)
$  2,275   Florida Windstorm Underwriting
            Assoc. - 144A................  7.125%      02/25/19       $   2,398,771
                                                                      -------------
           PULP & PAPER (0.1%)
     515   MeadWestvaco Corp.............  6.85        04/01/12             545,129
     305   Sappi Papier Holding AG -
            144A** (Austria).............  6.75        06/15/12             316,911
                                                                      -------------
                                                                            862,040
                                                                      -------------
           REAL ESTATE DEVELOPMENT (0.0%)
     632   World Financial Property
            Towers (Class B) - 144A**....  6.91        09/01/13             662,712
                                                                      -------------
           REAL ESTATE INVESTMENT TRUSTS (0.2%)
   1,270   EOP Operating L.P.............  6.763       06/15/07           1,348,396
   1,020   Simon Property Group L.P......  6.375       11/15/07           1,072,686
     560   Vornado Realty Trust..........  5.625       06/15/07             569,817
                                                                      -------------
                                                                          2,990,899
                                                                      -------------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
     750   Anthem Insurance - 144A**.....  9.125       04/01/10             863,691
     420   Anthem Insurance - 144A**.....  9.00        04/01/27             478,495
                                                                      -------------
                                                                          1,342,186
                                                                      -------------
           WIRELESS TELECOMMUNICATIONS (0.1%)
   1,775   Vodafone Group PLC (United
            Kingdom).....................  6.65        05/01/08           1,866,890
                                                                      -------------
           Total Corporate Bonds
            (COST $101,128,646).....................................    103,345,781
                                                                      -------------
           U.S. Government Agency Mortgage Backed Securities (6.4%)
           Federal Home Loan Mortgage Corp.
   5,275   ..............................  7.50            +              5,555,234
      80   ..............................  8.00        07/01/30              85,276
           Federal National Mortgage Assoc.
   1,970   ..............................  5.50        06/25/08           2,014,513
   8,275   ..............................  6.625       11/15/30           8,962,197
   2,008   ..............................  6.70        08/17/02           2,005,561
  14,000   ..............................  7.00            +             14,596,094
  10,780   ..............................  7.50    07/01/29-08/01/32     11,359,408
  32,740   ..............................  8.00    05/01/09-02/01/32     34,857,684
   8,500   Government National Mortgage
            Assoc........................  7.00            +              8,874,531
                                                                      -------------
           U.S. Government Agency Mortgage Backed Securities
            (COST $87,077,797)......................................     88,310,498
                                                                      -------------
           U.S. Government Obligations (4.3%)
   4,100   U. S. Treasury Bond...........  8.125       08/15/19           5,388,297

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE            VALUE

-----------------------------------------------------------------------------------

$  9,900   U. S. Treasury Bond***........  8.125%      08/15/21       $  13,105,898
  20,000   U. S. Treasury Note***........  6.50        02/15/10          22,943,761
   8,000   U. S. Treasury Note...........  6.625       05/15/07           9,102,496
   8,000   U. S. Treasury Note...........  7.875       11/15/04           8,965,936
                                                                      -------------
           Total U.S. Government Obligations
            (COST $57,347,791)......................................     59,506,388
                                                                      -------------
           Asset-Backed Securities (3.1%)
           FINANCE/RENTAL/LEASING
   2,300   American Express Credit
            Account......................  5.53        10/15/08           2,441,864
   1,800   BMW Vehicle Owner Trust
            2002-A.......................  2.83        12/27/04           1,812,968
   2,960   Chase Credit Card Master
            Trust........................  5.50        11/17/08           3,138,039
   1,900   Chase Manhattan Auto Owner
            Trust 2002-A.................  2.63        10/15/04           1,908,198
   2,230   Citibank Credit Issuance
            Trust........................  6.90        10/15/07           2,452,670
   1,850   Daimler Chrysler Auto Trust
            2000-E.......................  6.11        11/08/04           1,904,880
   3,000   Daimler Chrysler Auto Trust
            2002-A.......................  2.90        12/06/04           3,021,451
     401   First Security Auto Owner
            Trust........................  7.30        07/15/04             405,137
   1,897   Ford Credit Auto Owner
            Trust........................  6.74        06/15/04           1,940,242
   2,400   Ford Credit Auto Owner Trust
            2001-B.......................  5.12        10/15/04           2,453,228
   2,700   Ford Credit Auto Owner Trust
            2002-B.......................  2.97        06/15/04           2,716,777
   2,219   Harley-Davidson Motorcycle
            Trust........................  3.02        09/15/06           2,237,285
     980   Honda Auto Receivables Owner
            Trust........................  6.62        07/15/04           1,000,526
   1,900   Honda Auto Receivables Owner
            Trust 2002-1.................  2.55        04/15/04           1,906,529
   2,200   Honda Auto Receivables Owner
            Trust 2002-2.................  2.91        09/15/04           2,216,413
   1,550   MBNA Master Credit Card
            Trust........................  5.90        08/15/11           1,649,915
   1,051   MMCA Automobile Trust.........  7.00        06/15/04           1,065,509
   1,900   National City Auto Receivables
            Trust 2002-A.................  3.00        01/15/05           1,913,774
   1,356   Nissan Auto Receivables Owner
            Trust........................  6.72        08/16/04           1,383,727
   1,800   Nissan Auto Receivables Owner
            Trust........................  4.80        02/15/07           1,867,847
   1,700   Nissan Auto Receivables Owner
            Trust 2002-B.................  3.07        08/16/04           1,714,091
   1,701   Toyota Auto Receivables Owner
            Trust........................  6.76        08/15/04           1,736,968
                                                                      -------------
           Total Assets-Backed Securities
            (COST $42,182,587)......................................     42,888,038
                                                                      -------------
           Short-Term Investments (14.3%)
           U.S. Government & Obligation (a) (0.0%)
     400   U.S. Treasury Bill (COST
            $398,392)....................  1.88        10/17/02             398,392
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE            VALUE

-----------------------------------------------------------------------------------

           Repurchase Agreement (14.3%)
$198,905   Joint repurchase agreement
           account
           (dated 07/31/02; proceeds
           $198,915,166) (b)
           (COST $198,905,000)...........  1.84 %      08/01/02       $ 198,905,000
                                                                      -------------
           Total Short-Term Investments
            (COST $199,303,392).....................................    199,303,392
                                                                      -------------

           Total Investments
            (COST $1,442,722,981) (c)..............      103.6%     1,438,513,071

           Liabilities in Excess of Other Assets...       (3.6)       (50,347,112)
                                                         -----      -------------
           Net Assets..............................      100.0%     $1,388,165,959
                                                         =====      =============

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 *** SOME OR ALL OF THESE SECURITIES HAVE BEEN SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS AND/OR SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
  + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $122,548,597 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $126,758,507, RESULTING IN NET UNREALIZED DEPRECIATION OF $4,209,910.

Futures Contracts Open at July 31, 2002:
                                                                         UNDERLYING
      NUMBER OF                            DESCRIPTION, DELIVERY        FACE AMOUNT        UNREALIZED
      CONTRACTS          LONG/SHORT           MONTH, AND YEAR             AT VALUE        DEPRECIATION
--------------------------------------------------------------------------------------------------------
          35                SHORT       U.S. Treasury Note 5 year       $ (3,861,485)      $ (14,178)
                                         September 2002
         135                SHORT       U.S. Treasury Note 10 year       (14,932,266)       (411,486)
                                         September 2002
          24                SHORT       U.S. Treasury Note 20 year        (2,542,500)        (28,221)
                                         September 2002
                                                                                           ---------
                                        Total unrealized depreciation................      $(453,885)
                                                                                           =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2002

Assets:
Investments in securities, at value (cost
 $1,442,722,981)..................................  $1,438,513,071
Receivable for:
  Investments sold................................     37,326,413
  Interest........................................      3,864,640
  Shares of beneficial interest sold..............        986,030
  Dividends.......................................        826,720
Prepaid expenses and other assets.................         59,295
                                                    -------------
    Total Assets..................................  1,481,576,169
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................     89,503,484
  Shares of beneficial interest redeemed..........      1,480,710
  Distribution fee................................      1,201,031
  Investment management fee.......................        722,383
  Variation margin on futures contracts...........        172,734
Accrued expenses and other payables...............        329,868
                                                    -------------
    Total Liabilities.............................     93,410,210
                                                    -------------
    Net Assets....................................  $1,388,165,959
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,604,765,563
Net unrealized depreciation.......................     (4,663,697)
Accumulated undistributed net investment income...        123,826
Accumulated net realized loss.....................   (212,059,733)
                                                    -------------
    Net Assets....................................  $1,388,165,959
                                                    =============
Class A Shares:
Net Assets........................................  $  78,582,559
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      5,808,280
    Net Asset Value Per Share.....................  $       13.53
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       14.28
                                                    =============
Class B Shares:
Net Assets........................................  $1,216,022,513
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     89,805,137
    Net Asset Value Per Share.....................  $       13.54
                                                    =============
Class C Shares:
Net Assets........................................    $34,726,727
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      2,579,302
    Net Asset Value Per Share.....................  $       13.46
                                                    =============
Class D Shares:
Net Assets........................................    $58,834,160
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      4,343,155
    Net Asset Value Per Share.....................  $       13.55
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JULY 31, 2002

Net Investment Income:
Income
Interest..........................................  $ 28,170,839
Dividends (net of $85,755 foreign withholding
 tax).............................................    13,163,009
                                                    ------------
    Total Income..................................    41,333,848
                                                    ------------
Expenses
Distribution fee (Class A shares).................       189,053
Distribution fee (Class B shares).................    15,824,682
Distribution fee (Class C shares).................       412,240
Investment management fee.........................     9,606,084
Transfer agent fees and expenses..................     1,815,890
Shareholder reports and notices...................       148,539
Custodian fees....................................       125,567
Registration fees.................................       102,370
Professional fees.................................        60,210
Trustees' fees and expenses.......................        22,502
Other.............................................        25,868
                                                    ------------
    Total Expenses................................    28,333,005
                                                    ------------
    Net Investment Income.........................    13,000,843
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................  (101,392,171)
  Futures contracts...............................     1,793,679
                                                    ------------
    Net Realized Loss.............................   (99,598,492)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................  (220,927,153)
  Futures contracts...............................      (453,885)
                                                    ------------
    Net Depreciation..............................  (221,381,038)
                                                    ------------
    Net Loss......................................  (320,979,530)
                                                    ------------
Net Decrease......................................  $(307,978,687)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JULY 31, 2002   JULY 31, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   13,000,843  $   38,064,763
Net realized loss.......................     (99,598,492)   (105,263,227)
Net change in unrealized depreciation...    (221,381,038)    (95,354,566)
                                          --------------  --------------
    Net Decrease........................    (307,978,687)   (162,553,030)
                                          --------------  --------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................      (1,681,731)     (3,198,342)
  Class B shares........................     (15,594,689)    (37,224,690)
  Class C shares........................        (441,710)       (851,818)
  Class D shares........................      (1,437,376)     (2,470,607)
Net realized gain
  Class A shares........................        --           (15,249,403)
  Class B shares........................        --          (260,159,163)
  Class C shares........................        --            (5,550,578)
  Class D shares........................        --           (11,178,557)
                                          --------------  --------------
    Total Dividends and Distributions...     (19,155,506)   (335,883,158)
                                          --------------  --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (355,197,919)    294,862,741
                                          --------------  --------------

    Net Decrease........................    (682,332,112)   (203,573,447)

Net Assets:
Beginning of period.....................   2,070,498,071   2,274,071,518
                                          --------------  --------------
End of Period (Including undistributed
 net investment income of $123,826 and
 $2,480,165, respectively)..............  $1,388,165,959  $2,070,498,071
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

factors); (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $30,503,012 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $300, $1,878,236 and $13,134, respectively and received approximately $111,498 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended
July 31, 2002 aggregated $2,568,839,225, and $2,833,036,499, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $1,321,350,696 and $1,493,403,172, respectively. Included in the aforementioned are purchases of $13,047,345 and sales of $6,187,200 for portfolio transactions with other Morgan Stanley funds.

For the year ended July 31, 2002, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $19,215 for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $308,227 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $5,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,584. At July 31, 2002, the Fund had an accrued pension liability of $76,274 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

5. Federal Income Tax Status
At July 31, 2002, the Fund had a net capital loss carryover of approximately $174,761,000 of which $16,426,000 will be available through July 31, 2009 and $158,335,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $28,662,000 during fiscal 2002.

At July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassification arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $3,454,930.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      JULY 31, 2002               JULY 31, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    3,521,343  $  54,004,509    2,655,539  $  51,190,151
Reinvestment of dividends and
 distributions................       72,055      1,091,984      968,901     17,157,063
Redeemed......................   (4,869,870)   (74,349,220)  (1,897,053)   (36,261,924)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................   (1,276,472)   (19,252,727)   1,727,387     32,085,290
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    9,830,411    152,646,505   20,800,973    382,061,948
Reinvestment of dividends and
 distributions................      903,464     13,721,081   15,160,444    268,861,409
Redeemed......................  (32,096,615)  (489,833,764) (23,771,140)  (424,502,606)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................  (21,362,740)  (323,466,178)  12,190,277    226,420,751
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      687,657     10,604,697    1,255,963     23,188,583
Reinvestment of dividends and
 distributions................       26,732        405,978      346,587      6,114,253
Redeemed......................     (923,012)   (14,008,932)    (710,775)   (12,863,063)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................     (208,623)    (2,998,257)     891,775     16,439,773
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    1,246,420     19,113,212    1,289,488     24,859,702
Reinvestment of dividends and
 distributions................       88,193      1,341,447      717,632     12,714,369
Redeemed......................   (1,951,913)   (29,935,416)    (962,357)   (17,657,144)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................     (617,300)    (9,480,757)   1,044,763     19,916,927
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................  (23,465,135) $(355,197,919)  15,854,202  $ 294,862,741
                                ===========  =============  ===========  =============

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2002 CONTINUED

7. Purposes of and Risks Relating To Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2002, there were outstanding futures contracts.

8. Changing Accounting Policy
Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $343,394 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of July 31, 2001.

The effect of this change for the year ended July 31, 2002 was to decrease net investment income by $2,088,636; decrease unrealized depreciation by $254,521; and decrease net realized losses by $1,834,115. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED JULY 31
                             --------------------------------------------------------------------------------------
                                   2002                2001              2000              1999            1998
                             -----------------    --------------    --------------    --------------    -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $  16.43            $  20.64          $  20.16          $  20.23        $  18.75
                                  --------            --------          --------          --------        --------
Income (loss) from
 investment operations:
  Net investment
   income++..............             0.22(2)             0.44              0.44              0.32            0.36
  Net realized and
   unrealized gain
   (loss)................            (2.84)(2)           (1.55)             2.16              1.46            2.06
                                  --------            --------          --------          --------        --------
Total income (loss) from
 investment operations...            (2.62)              (1.11)             2.60              1.78            2.42
                                  --------            --------          --------          --------        --------

Less dividends and
 distributions from:
  Net investment
   income................            (0.28)              (0.50)            (0.37)            (0.32)          (0.43)
  Net realized gain......          -                     (2.60)            (1.75)            (1.53)          (0.51)
                                  --------            --------          --------          --------        --------
Total dividends and
 distributions...........            (0.28)              (3.10)            (2.12)            (1.85)          (0.94)
                                  --------            --------          --------          --------        --------

Net asset value, end of
 period..................         $  13.53            $  16.43          $  20.64          $  20.16        $  20.23
                                  ========            ========          ========          ========        ========

Total Return+............           (16.14)%             (6.24)%           13.48%            10.01%          13.48%

Ratios to Average Net
 Assets:
Expenses.................             0.88 %(1)           0.85 %(1)         0.88%(1)          0.87%(1)        0.91%
Net investment income....             1.44 %(1)(2)         2.41 %(1)         2.06%(1)         1.66%(1)        1.85%
Supplemental Data:
Net assets, end of
 period, in thousands....          $78,583            $116,383          $110,600           $64,418         $34,891
Portfolio turnover
 rate....................              164 %               136 %             187%              121%             92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JULY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.12%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                           FOR THE YEAR ENDED JULY 31
                             --------------------------------------------------------------------------------------
                                   2002                2001              2000              1999            1998
                             -----------------    --------------    --------------    --------------    -----------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....           $16.43              $20.65            $20.16            $20.23          $18.75
                                    ------              ------            ------            ------          ------
Income (loss) from
 investment operations:
  Net investment
   income++..............             0.10(2)             0.30              0.29              0.19            0.24
  Net realized and
   unrealized gain
   (loss)................            (2.84)(2)           (1.57)             2.18              1.46            2.06
                                    ------              ------            ------            ------          ------
Total income (loss) from
 investment operations...            (2.74)              (1.27)             2.47              1.65            2.30
                                    ------              ------            ------            ------          ------

Less dividends and
 distributions from:
  Net investment
   income................            (0.15)              (0.35)            (0.23)            (0.19)          (0.31)
  Net realized gain......          -                     (2.60)            (1.75)            (1.53)          (0.51)
                                    ------              ------            ------            ------          ------
Total dividends and
 distributions...........            (0.15)              (2.95)            (1.98)            (1.72)          (0.82)
                                    ------              ------            ------            ------          ------

Net asset value, end of
 period..................           $13.54              $16.43            $20.65            $20.16          $20.23
                                    ======              ======            ======            ======          ======

Total Return+............           (16.77)%             (7.05)%           12.79%             9.23%          12.77%

Ratios to Average Net
 Assets:
Expenses.................             1.67 %(1)           1.63 %(1)         1.53%(1)          1.57%(1)        1.54%
Net investment income....             0.64 %(1)(2)         1.63 %(1)         1.41%(1)         0.96%(1)        1.24%
Supplemental Data:
Net assets, end of
 period, in thousands....       $1,216,023          $1,826,910        $2,043,540        $1,833,935      $1,659,037
Portfolio turnover
 rate....................              164 %               136 %             187%              121%             92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JULY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.12%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                           FOR THE YEAR ENDED JULY 31
                             --------------------------------------------------------------------------------------
                                   2002                2001              2000              1999            1998
                             -----------------    --------------    --------------    --------------    -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $   16.36           $   20.57         $   20.11         $   20.19      $    18.75
                                 ---------           ---------         ---------         ---------      ----------
Income (loss) from
 investment operations:
  Net investment
   income++..............             0.10(2)             0.29              0.29              0.16            0.21
  Net realized and
   unrealized gain
   (loss)................            (2.83)(2)           (1.55)             2.15              1.47            2.06
                                 ---------           ---------         ---------         ---------      ----------
Total income (loss) from
 investment operations...            (2.73)              (1.26)             2.44              1.63            2.27
                                 ---------           ---------         ---------         ---------      ----------

Less dividends and
 distributions from:
  Net investment
   income................            (0.17)              (0.35)            (0.23)            (0.18)          (0.32)
  Net realized gain......          -                     (2.60)            (1.75)            (1.53)          (0.51)
                                 ---------           ---------         ---------         ---------      ----------
Total dividends and
 distributions...........            (0.17)              (2.95)            (1.98)            (1.71)          (0.83)
                                 ---------           ---------         ---------         ---------      ----------

Net asset value, end of
 period..................        $   13.46           $   16.36         $   20.57         $   20.11      $    20.19
                                 =========           =========         =========         =========      ==========

Total Return+............           (16.70)%             (7.00)%           12.62%             9.15%          12.66%

Ratios to Average Net
 Assets:
Expenses.................             1.67 %(1)           1.63 %(1)         1.63%(1)          1.65%(1)        1.66%
Net investment income....             0.64 %(1)(2)         1.63 %(1)         1.31%(1)         0.88%(1)        1.08%
Supplemental Data:
Net assets, end of
 period, in thousands....          $34,727             $45,612           $39,006           $16,147          $7,861
Portfolio turnover
 rate....................              164 %               136 %             187%              121%             92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JULY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.12%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                           FOR THE YEAR ENDED JULY 31
                             --------------------------------------------------------------------------------------
                                   2002                2001              2000              1999            1998
                             -----------------    --------------    --------------    --------------    -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $   16.45           $   20.67         $   20.18         $   20.25       $   18.75
                                 ---------           ---------         ---------         ---------       ---------
Income (loss) from
 investment operations:
  Net investment
   income++..............             0.26(2)             0.48              0.48              0.37            0.41
  Net realized and
   unrealized gain
   (loss)................            (2.85)(2)           (1.56)             2.18              1.45            2.06
                                 ---------           ---------         ---------         ---------       ---------
Total income (loss) from
 investment operations...            (2.59)              (1.08)             2.66              1.82            2.47
                                 ---------           ---------         ---------         ---------       ---------

Less dividends and
 distributions from:
  Net investment
   income................            (0.31)              (0.54)            (0.42)            (0.36)          (0.46)
  Net realized gain......          -                     (2.60)            (1.75)            (1.53)          (0.51)
                                 ---------           ---------         ---------         ---------       ---------
Total dividends and
 distributions...........            (0.31)              (3.14)            (2.17)            (1.89)          (0.97)
                                 ---------           ---------         ---------         ---------       ---------

Net asset value, end of
 period..................        $   13.55           $   16.45         $   20.67         $   20.18       $   20.25
                                 =========           =========         =========         =========       =========

Total Return+............           (15.94)%             (6.07)%           13.79%            10.23%          13.80%

Ratios to Average Net
 Assets:
Expenses.................             0.67 %(1)           0.63 %(1)         0.63%(1)          0.65%(1)        0.66%
Net investment income....             1.64 %(1)(2)         2.63 %(1)         2.31%(1)         1.88%(1)        2.12%
Supplemental Data:
Net assets, end of
 period, in thousands....          $58,834             $81,594           $80,925           $72,554         $67,797
Portfolio turnover
 rate....................              164 %               136 %             187%              121%             92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JULY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.12%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Strategist Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Strategist Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 12, 2002

                      2002 Federal Tax Notice (unaudited)

       During the fiscal year ended July 31, 2002, 65.93% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended July 31, 2002, 5.75% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Strategist Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Strategist Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Strategist Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Trustee since    Chairman and Director or Trustee of the
(69)                        Director or Trustee   July 1991        Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/ DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Strategist Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at PricewaterhouseCoopers
                                     LLP (January 1998-August 2000) and
                                     Associate-Fund Administration at BlackRock
                                     Financial Management (July 1996-December
                                     1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

38585RPT-7907H02-ANS-8/02

[MORGAN STANLEY LOGO]

[COVER PHOTO]

MORGAN STANLEY
STRATEGIST FUND

ANNUAL REPORT
JULY 31, 2002